Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0002088805
Document Type	S-4
Entity Registrant Name	Inflection Point Acquisition Corp. VII
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false